INCOME TAXES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Taxes On Income [Line Items]
Preferred Enterprise tax rate	16.00%
Taxes on income	$ 3,993	$ (6,522)
Increase in depreciation and amortization	9,215
Increase in financial expenses primarily related to Undertone acquisition	$ 4,398
Effective income tax rate	91.80%	34.80%
UNITED STATES
Taxes On Income [Line Items]
Statutory tax rate	35.00%
ISRAEL
Taxes On Income [Line Items]
Statutory tax rate	26.50%